Statements of Stockholders' Deficit (Parenthetical) (USD $)	Dec. 31, 2006 Series A Preferred Stock [Member]	Dec. 31, 2007 Series B Preferred Stock [Member]
Issuance of share price per share	$ 1.786	$ 4.42